Related Parties (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Balance at Beginning of Year	$ 19,625,091	$ 14,399,768	$ 14,399,768	$ 5,533,097
Advanced During Period			3,167,858	8,001,957
Interest Accrued During period			2,057,465	864,714
Balance at End of Year			$ 19,625,091	14,399,768
Bacchus Wakefield Kahan, PC
Related Party Transaction [Line Items]
Agreed percentage of pay, if net revenues exceed expenses	100.00%		100.00%
Balance at Beginning of Year	$ 17,307,627	13,535,053	$ 13,535,053
Advanced During Period	4,350,621	2,440,816
Interest Accrued During period	3,197,822	864,982
Balance at End of Year	$ 24,856,071	$ 16,840,852	$ 17,307,627	$ 13,535,053
Bacchus Wakefield Kahan, PC | Prime rate
Related Party Transaction [Line Items]
Spread on variable interest rate	2.00%		2.00%